Jason L. Kropp

+1 617 526 6421 (t)

+1 617 526 5000 (f)

jason.kropp@wilmerhale.com

August 9, 2013

Confidential Submission by DRS Transmission

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Attention: Luna Bloom

Re:	Endurance International Group Holdings, Inc.

Draft Registration Statement on Form S-1

Submitted June 26, 2013

CIK No. 1237746

Ladies and Gentlemen:

On behalf of Endurance International Group Holdings, Inc. (the “Company”), we are responding to comments contained in the letter dated July 23, 2013 from Barbara C. Jacobs of the Staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) to Hari Ravichandran, the Company’s President and Chief Executive Officer, related to the Confidential Draft Registration Statement referenced above (the “Registration Statement”). In response to the Staff’s comments, the Company has revised the Registration Statement and is confidentially submitting a revised draft of the Registration Statement with this response letter.

The responses set forth below are based upon information provided to Wilmer Cutler Pickering Hale and Dorr LLP by the Company. The responses are keyed to the numbering of the comments and the headings used in the Staff’s letter. Where appropriate, the Company has responded to the Staff’s comments by making changes to the disclosure in the Registration Statement as set forth in the revised draft of the Registration Statement. Page numbers referred to in the responses reference the revised draft of the Registration Statement.

As noted below, the Company will, in connection with this letter, submit to the Staff under separate cover certain supplemental materials. The Company respectfully requests that, upon the completion of the Staff’s review of the supplemental materials, the Staff return the supplemental materials pursuant to Rule 418 promulgated under the Securities Act of 1933, as amended (the “Securities Act”), to Jill A. DiGiovanni, Endurance International Group Holdings, Inc., 10 Corporate Drive, Suite 300, Burlington, MA 01803.

Securities and Exchange Commission

Division of Corporation Finance

August 9, 2013

On behalf of the Company, we advise you as follows:

General

1.	We will process your filing without price ranges. Since the price range triggers a number of disclosure matters, we will need sufficient time to process the filing when it is included. Please understand that its effect on disclosure throughout the document may cause us to raise issues on areas not previously commented upon.

Response:	The Company acknowledges that the Staff may have additional comments once the estimated offering price has been provided to the Staff.

2.	In April 2013, a Wall Street Journal news article reported that according to “people familiar with the matter” you had selected Goldman, Sachs & Co., Credit Suisse, and Morgan Stanley to lead your planned public offering, which would come in the second half of this year. The article also included a likely valuation for the company. Provide your analysis as to how this report comports with Section 5 of the Securities Act and outline the steps you have taken and will continue to take to keep matters relating to any submission about your offering confidential.

Response:	Section 5 of the Securities Act prohibits all offers prior to filing a registration statement and prohibits written offers except pursuant to a prospectus that satisfies Section 10 of the Securities Act. Section 2(a)(3) of the Securities Act defines the term “offer” as “every attempt or offer to dispose of, or solicitation of an offer to buy, a security or interest in a security, for value.” The Commission has broadly construed the term “offer” to include many types of public communications that have the intent or effect of promoting a company to prospective investors or otherwise arousing interest in a company or its securities. For example, statements in press releases, media interviews or website postings—whether made directly by the Company or authorized, approved or provided by the Company—touting the Company or its prospects may be considered to be “conditioning the market” for a public offering and thus to be offers of securities.

Factual Background

On March 15, 2013, a reporter from the Wall Street Journal (“WSJ”) emailed the Company’s press inquiry email address and an employee of the Company to inquire into any Company plans to pursue an initial public offering. The employee refused to comment.

Securities and Exchange Commission

Division of Corporation Finance

August 9, 2013

On the same day, the WSJ also contacted the Company’s private equity sponsors, Warburg Pincus LLC and certain of its affiliates (“Warburg Pincus”) and Goldman, Sachs & Co. and certain of its affiliates (“Goldman Sachs”), with the same inquiry. Warburg Pincus and Goldman Sachs have informed the Company that they declined to comment on the matter. Late in the day on March 15, 2013, the WSJ posted a report on its website related to a proposed initial public offering of the Company, attributing aspects of the report to “people familiar with the matter.”

Upon learning of the WSJ report, the Company took various actions, including the following:

a.	On March 15, 2013, the Company’s executive vice president, operations, sent an email to several senior operations and support managers instructing them not to comment on any inquiries regarding a potential IPO, and to communicate this directive to their customer service teams.

b.	On March 16, 2013, the Company’s chief executive officer sent an email to all Company employees stating that (1) any information related to the prospect of an initial public offering is confidential to the Company, and (2) unauthorized statements to any party regarding the prospect of an initial public offering are prohibited.

c.	Also on March 16, 2013, the Company’s chief executive officer sent an email to the Company’s directors reminding them of the Company’s no-comment policy with respect to the proposed offering.

d.	Although the Company had, to such date, maintained an informal public communications policy pursuant to which only specified individuals were permitted to speak on the Company’s behalf, the Company accelerated its implementation of a formal, written Company-wide public communications and disclosure policy. That policy designates authorized Company spokespeople and provides guidelines for communications with third parties, including for the purpose of ensuring securities law compliance.

Securities and Exchange Commission

Division of Corporation Finance

August 9, 2013

e.	The Company has continued to limit information about its plans for an initial public offering to those persons who have a need to know.

On April 18, 2013, a WSJ reporter emailed the Company’s press inquiry email address to again inquire into any Company plans for an initial public offering. In response, the Company employee responsible for handling the inquiry called the WSJ reporter and indicated that the Company had no comment. The WSJ also contacted Goldman Sachs with respect to the same inquiry. Goldman Sachs has informed the Company that it declined to comment. On April 19, 2013, the WSJ posted a report on its website related to a proposed initial public offering of the Company, including the details noted by the Staff in its comment, attributing aspects of the report to “people familiar with the matter.”

Upon learning of the second WSJ report, the Company took various actions, including the following:

a.	On April 19, 2013, the Company’s general counsel sent an email to the Company’s senior management team to alert them to the report and to reiterate the importance of the “quiet period” and the Company’s no-comment policy with respect to a proposed offering.

b.	Also on April 19, 2013, the Company’s general counsel sent an email to the Company’s directors to alert them to the report and to reiterate the importance of the “quiet period” and the Company’s no-comment policy with respect to the proposed offering.

c.	The Company has continued to limit information about its plans for an initial public offering to those persons who have a need to know.

d.	Representatives of the Company and its counsel reviewed the matter with the underwriters for the proposed offering and underwriters’ counsel, including to emphasize the importance of the “quiet period.”

Securities and Exchange Commission

Division of Corporation Finance

August 9, 2013

In addition, the Company notes for the Staff that members of the management team and board, and those employees participating in the initial public offering process, have been briefed on several occasions by both internal and external legal counsel, before and after the WSJ reports, regarding the need to comply with applicable law and Commission regulations regarding publicity and other forms of “gun jumping.”

Conclusion; Efforts to Ensure Section 5 Compliance

The Company has concluded that neither of the two WSJ reports described above constituted a violation of Section 5 of the Securities Act because the Company did not make statements, give interviews or otherwise provide information to the WSJ in connection with the reports, nor did it authorize any party to do so on its behalf.

The Company assures the Staff that it takes very seriously the requirements of Section 5, including the rules and regulations promulgated thereunder, and that it will continue to take steps to ensure compliance with those requirements.

3.	We note your discussion in the risk factor on page 43 that you will be a “controlled company” within the meaning of the NASDAQ Listing Rules, though you do not expect to rely on the “controlled company” exemption. Please disclose on your cover page and in the Prospectus Summary that you are and, following the offering, will remain a “controlled company.”

Response:	In response to the Staff’s comment, the Company has revised the disclosure on the cover page of the prospectus and page 7 of the revised draft of the Registration Statement.

4.	We will contact you separately regarding your proposed graphics.

Response:	Per the July 29, 2013 telephone conversation among Ms. Bloom of the Staff, Ms. DiGiovanni of the Company and the undersigned, during which Ms. Bloom communicated the Staff’s comments regarding the Company’s proposed graphics, the Company has revised the graphics set forth on the inside front cover page of the prospectus. In addition, the Company has revised the disclosure on pages 101 and 102 of the revised draft of the Registration Statement to incorporate information that is included in the revised graphics.

Securities and Exchange Commission

Division of Corporation Finance

August 9, 2013

5.	Please supplementally provide us with documentation supporting any factual assertions in your prospectus, appropriately marked to highlight the sections relied upon and cross-referenced to your prospectus. For example, we note the following statements:

•	“There are expected to be more than 76 million SMBs worldwide by the end of 2013.”

•	“The number of SMBs worldwide is projected to increase by 1.1 million every year.”

•	“SMBs collectively represent 99% of all private sector companies in the world and employ more than 90% of private sector, non-farm workers.”

•

“Those SMBs that utilize cloud services, including web, email and application hosting and data backup, generate 1.5 times more in annual revenues compared to those that do not deploy cloud-based solutions.”

•	“SMBs are expected to spend approximately $96 billion annually on cloud-based services by 2015, representing a CAGR of 28% since 2012.”

•	“[A]pproximately 76% of all SMBs do not have a website today.”

Please note that the above list is not meant to be complete. Additionally, for each factual statement in your prospectus, please identify the source of such information. To the extent any such assertions are management’s belief, please clarify. Also, please advise whether any third-party reports or sources were commissioned by you, and if so, please disclose this fact in the prospectus. Finally, on page 48 under “Industry and Other Data,” please consider identifying the third-party sources, including the date of such sources, referenced in that section.

Response:	Under separate cover, the Company is supplementally providing the Staff with documentation supporting factual assertions contained in the revised draft of the Registration Statement, marked to highlight the sections relied upon and cross-referenced to the revised draft of the Registration Statement.

The Company has not commissioned any third-party reports or sources with respect to factual assertions set forth in the revised draft of the Registration Statement. In response to the Staff’s comment regarding identification of third-party sources, the Company has revised the disclosure on page 48 of the revised draft of the Registration Statement.

In response to the Staff’s comments regarding assertions that represent management’s belief, the Company has revised the disclosure on pages 1, 3, and 94 through 96 of the revised draft of the Registration Statement.

Securities and Exchange Commission

Division of Corporation Finance

August 9, 2013

6.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

Response:	In response to the Staff’s request, the Company is providing to the Staff on a supplemental basis copies of all of the written materials that have been presented to potential investors in reliance on Section 5(d) of the Securities Act.[1] Such materials were only made available for viewing by such potential investors during the Company’s presentation, and potential investors did not retain copies of the materials. To the Company’s knowledge, no research reports about the Company have been, or will be, published or distributed in reliance upon Section 2(a)(3) of the Securities Act by any broker or dealer that is participating or, to the Company’s knowledge, will participate, in the offering.

7.	We are in receipt of your confidential treatment request submitted on June 27, 2013, and will provide comments separately.

Response:	The Company acknowledges the Staff’s comment.

Prospectus Summary, page 1

8.	On page 2 you refer to the non-GAAP measures adjusted EBITDA and unlevered free cash flows. Please revise to include a presentation, with equal or greater prominence, of the most directly comparable financial measure or measures calculated and presented in accordance with GAAP. In this regard, you should disclose net income (loss) and compounded annual growth rate for the past three years. See Item 10(e)(1)(i)(A) of Regulation S-K.

[1]	As indicated in our supplemental letter dated August 9, 2013 (the “Letter”), the Company is seeking Rule 83 confidential treatment with respect to material referenced in the Letter. In the Letter, we request on behalf of the Company that the materials provided be treated as confidential information and that the Commission provide timely notice to Hari Ravichandran, President and Chief Executive Officer, Endurance International Group Holdings, Inc., 10 Corporate Drive, Suite 300, Burlington, MA 01803, (781) 852-3200, before it permits any disclosure of the materials provided.

Securities and Exchange Commission

Division of Corporation Finance

August 9, 2013

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 2 of the revised draft of the Registration Statement.

Summary Consolidated Financial Data, page 12

9.	You disclose on page 10 that you will use a portion of net proceeds from this offering to repay indebtedness. Revise to include pro forma earnings per share information giving effect to the number of shares issued in this offering whose proceeds will be used to repay a portion of your outstanding borrowings. Please ensure that the footnotes to your pro forma disclosures clearly support your calculations of both the numerator and denominator used in your pro forma calculations. We refer you to SAB Topic 3.A by analogy and Rule 11-01(a)(8) and Rule 11-02(b)(7) of Regulation S-X.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 11, 12, 54 and 55 of the revised draft of the Registration Statement.

10.	You indicate on page F-16 that historical earnings per share have not been presented since there were a limited number of shares outstanding and presentation of earnings per share would not be meaningful. Please explain the authoritative accounting basis for exclusion of historical earnings per share information in your audited financial statements. We note you have not removed the earnings per share information from the selected consolidated financial data, as you have left this information blank.

Response:	In connection with the Corporate Reorganization (defined on page 126 of the revised draft of the Registration Statement), the Company will amend and restate its certificate of incorporation to, among other things, increase the number of its authorized and outstanding shares of common stock to an amount which has not yet been determined but which will be significantly greater than the 1,000 shares that are currently authorized and outstanding. Also in connection with the Corporate Reorganization, it is expected that WP Expedition Topco L.P., a Delaware limited partnership (“WP Expedition Topco”), will dissolve and in liquidation will distribute the shares of the Company’s common stock to its partners in accordance with the limited partnership agreement of WP Expedition Topco. As the details of the Corporate Reorganization are determined, and in connection with its consummation, the Company will present historical earnings per share in the notes to its consolidated financial statements, after giving effect to the Corporate Reorganization, in a subsequent amendment to the Registration Statement.

Securities and Exchange Commission

Division of Corporation Finance

August 9, 2013

Risk Factors, page 15

11.	We note your discussion beginning on page 8 and on page 142 regarding conflicts of interest that result from Goldman, Sachs & Co. acting as an underwriter in the offering. Consider including additional risk factor disclosure that discusses the risks associated with such conflicts of interest.

Response:	In response to the Staff’s comment, the Company has added a risk factor on page 45 and 46 of the revised draft of the Registration Statement discussing the conflict of interest arising from Goldman, Sachs & Co. serving as the lead underwriter for the proposed offering.

“To service our indebtedness, we will require a significant amount of cash . . . ,” page 40

12.	In this risk factor, please quantify your current debt servicing obligations.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 39 of the revised draft of the Registration Statement.

Industry and Other Data, page 48

13.	You state that certain information contained in the prospectus comes from third parties and that investors should not “give undue weight” to any estimates contained therein. Please revise the third sentence to eliminate any implication that investors are not entitled to rely on the information included in your registration statement.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 48 of the revised draft of the Registration Statement.

Use of Proceeds, page 49

14.	Please revise to set forth the interest rate and maturity of any indebtedness that will be discharged with any proceeds from the offering, and if the debt was incurred within a year, a description of the use of proceeds of such indebtedness. We refer you to Instruction 4 to Item 504 of Regulation S-K.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 49 of the revised draft of the Registration Statement.

Securities and Exchange Commission

Division of Corporation Finance

August 9, 2013

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Non-GAAP Financial Measures, page 57

15.	Adjusted net income, adjusted EBITDA, and unlevered free cash flow are adjusted for “non-recurring expenses related to restructurings or acquisitions.” We further note your reference to “non-recurring expenses” in your reconciliation on page 59. To the extent it is reasonably likely you may incur similar charges in the next two years or there was a similar charge or gain within the prior two years, you should revise your disclosure to remove your reference to such charges as non-recurring pursuant to Item 10(e)(1)(ii)(B) of Regulation S-K.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 13, 56 through 58, 65, 79 and 85 of the revised draft of the Registration Statement.

Overview, page 60

16.	Please expand this section to provide a more balanced discussion of known material trends and uncertainties that will have, or are reasonably likely to have, a material impact on your revenues or income or result in your liquidity decreasing or increasing in any material way. In this regard, we note, for example, the significant number of business combinations and acquisitions suggests that this is a significant factor in your growth strategy. We note also as an example that you have experienced rapid growth in recent periods. Discuss whether you expect such trends to continue. Please provide additional analysis concerning the quality and variability of your earnings and cash flows so that investors can ascertain the likelihood or the extent to which past performance is indicative of future performance. Further, please discuss any economic or industry-wide factors relevant to your company and any material opportunities, challenges and risks you may face in the short and long term and the actions you are taking to address them.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 60 through 63 of the revised draft of the Registration Statement.

Securities and Exchange Commission

Division of Corporation Finance

August 9, 2013

Critical Accounting Policies and Estimates

Goodwill, page 67

17.	Revise to disclose whether you have determined that the estimated fair value of your reporting unit substantially exceeds its carrying value and if so please revise to disclose this determination. To the extent that your reporting unit has an estimated fair value that is not substantially in excess of the carrying value and is at potential risk of failing step one of your goodwill impairment analysis, please tell and disclose the following:

•	the percentage by which the fair value of the reporting unit exceeded the carrying value as of the date of most recent test;

•	discuss the degree of uncertainty associated with the key assumptions used in determining the fair value of your reporting unit; and

•	describe the potential events and/or changes in circumstances that could reasonably be expected to negatively affect the key assumptions used in determining fair value

Please refer to Item 303(a)(3)(ii) of Regulation S-K and Section V of SEC Release No. 33-8350.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 70 of the revised draft of the Registration Statement. The estimated fair value at December 31, 2012 exceeded the carrying value by more than 600%. Therefore, the Company has determined that additional disclosures for circumstances where fair value was not substantially in excess of carrying value are not necessary.

Stock-Based Compensation Arrangements, page 69

18.	Clarify how your class B-2 units are a class of equity instead of a profit sharing or bonus arrangement, which may call for liability classification. In this regard, tell us and revise to disclose the terms of the B-2 units such as participation rights, transferability, vested interest retention when employment terminates, settlement and repurchase terms or other factors which call for the units to be classified as equity. Tell us why the class B-2 units should be treated as equity when they did not participate in the board of director’s special November 9, 2012 dividend authorization for class B-1 units.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 71 through 75 of the revised draft of the Registration Statement.

The Company advises the Staff that the class B-2 units represent limited partnership interests in WP Expedition Topco, the ultimate parent of the

Securities and Exchange Commission

Division of Corporation Finance

August 9, 2013

Company, having certain rights, powers and preferences as defined in the WP Expedition Topco limited partnership agreement. WP Expedition Topco is a limited partnership formed under and pursuant to the Delaware Revised Uniform Limited Partnership Act. Management’s intent in awarding class B-2 units to certain key employees of the Company and its subsidiaries is to provide such employees an equity interest in the consolidated group.

WP Expedition Topco’s partnership agreement provides that any distributions to the limited partners shall be made to the holders of class A units and eligible class B units pro rata in proportion to the number of such class A units and eligible class B units held by them after return of the class A limited partners’ initial capital contributions. At each grant date, the Company’s board determines a threshold amount substantially equivalent to the liquidation value of WP Expedition Topco as of such grant date. A class B-2 unit is considered to be an eligible class B-2 unit with respect to a portion of a distribution once its threshold amount is equal to or less than the aggregate amount of distributions made in respect of all partnership units on or after the grant date of the class B-2 unit.

Vesting of the class B-2 units is dependent on the achievement of specified performance targets. The performance targets are based on defined levels of equity returns to WP Expedition Topco’s founding cash investors (the “Sponsors”). In the event of the termination of a class B-2 unit holder’s service to the Company for any reason, all unvested class B-2 units are forfeited on the termination date and cancelled for no consideration. Vested class B-2 units are retained by the class B-2 unit holder upon the unit holder’s cessation of services to the Company, unless the unit holder is terminated for cause or a breach of specified agreements is committed.

The class B-2 units do not include features allowing the unit holders the right to sell their units back to WP Expedition Topco, provide WP Expedition Topco the right to repurchase the units, or contain other repurchase features that would allow the unit holder to avoid bearing the risks and rewards normally associated with an equity share interest.

At the time of authorization of the November 9, 2012 special dividend for the class B-1 units, the class A limited partners had not yet received any return of their initial capital contributions. Because the class B units are

Securities and Exchange Commission

Division of Corporation Finance

August 9, 2013

not eligible to receive distributions until the class A limited partners have been returned their initial capital contributions, the Company’s board of directors and the Sponsors determined to allow the class B-1 units to participate in the dividend at a reduced level by waiving this eligibility condition. The board of directors and Sponsors excluded the class B-2 units from participating in the November 9, 2012 special dividend due to the more stringent vesting requirements associated with the class B-2 units as compared to the class B-1 units, and after considering the likelihood, timing and extent to which the B-2 units would vest, if at all. Specifically, unlike the class B-1 units, which vest over time, the class B-2 units vest upon the achievement of certain performance as follows:

a.	33.33% will vest as of the date on which each Sponsor realizes a return of at least two times its initial capital contribution;

b.	an additional 33.33% will vest as of the date on which each Sponsor realizes a return of at least two and a half times its initial capital contribution; and

c.	an additional 33.34% will vest as of the date on which each Sponsor realizes a return of at least three times its initial capital contribution.

After consideration of the legal form of the class B-2 units, the distribution rights of the class B-2 units, the retention of vested interests in the class B-2 units by employees upon termination of services, the absence of repurchase features in the class B-2 units, together with management’s intention to provide employees with an equity ownership and other equity characteristics of the class B-2 units, the Company has concluded that the class B-2 units should be classified as equity instruments. For the avoidance of doubt, the Company does not believe that the exclusion of the class B-2 units from participation in the November 9, 2012 special dividend precludes equity treatment for such units.

19.	Revise to disclose the exercise price and the fair value of the underlying stock for each of the grants disclosed in the table on page 71. Additionally, revise to disclose whether the valuation used to determine the fair value of equity instruments was contemporaneous or retrospective and if your valuations were performed by an unrelated valuation specialist.

Securities and Exchange Commission

Division of Corporation Finance

August 9, 2013

Response:	The class B units are limited partnership interests in WP Expedition Topco, the ultimate parent of the Company. The class B units, which are actual outstanding interests in WP Expedition Topco, require no exercise price be paid and no election or action on the part of the holder in order to acquire ownership. However, at each grant date, the Company’s board determines a threshold amount substantially equivalent to the liquidation value of WP Expedition Topco as of such date. The class B units only share in distributions from WP Expedition Topco to the extent that the aggregate amount of distributions made after the grant date of such class B units exceeds the threshold amount applicable to such class B units. In addition, as discussed above, the class B-1 units are subject to time-based vesting, and the class B-2 units are subject to performance-based vesting (with the amount of such vesting based on the return received by the class A limited partners with respect to their initial capital contributions). Accordingly, the Company has revised the disclosure on page 71 of the revised draft of the Registration Statement to reflect the threshold amounts applicable to the class B units.

The Company has also revised the disclosure on page 71 and 72 of the revised draft of the Registration Statement to clarify that the Company used retrospective valuations performed by an independent third-party valuation specialist in order to help determine the fair value of such grants for financial statement reporting purposes.

20.	When available, please tell us your proposed IPO price, when you first initiated discussions with underwriters and when the underwriters first communicated their estimated price range and amount for your stock.

Response:	The Company first initiated discussions with Goldman, Sachs & Co., the lead underwriter in this offering, on December 13, 2012. In response to the Staff’s comment, the Company advises the Staff that although the Company has had general valuation discussions with certain potential underwriters since as early as October 3, 2012, the underwriters have not yet communicated to the Company an estimated price range or amount for the stock to be sold in the proposed offering.

21.	Consider revising your disclosure to include the intrinsic value of all outstanding vested and unvested units based on the difference between the estimated IPO price and the exercise price of the units outstanding as of the most recent balance sheet date included in the registration statement. In view of the fair-value-based method of FASB ASC 718, disclosures appropriate to fair value may be more applicable than disclosures appropriate to intrinsic value.

Securities and Exchange Commission

Division of Corporation Finance

August 9, 2013

Response:	The Company is considering the Staff’s comment and may include such disclosure once the estimated offering price range becomes known.

22.	Additionally, please revise to disclose the significant factors contributing to the difference between the estimated IPO price, when available, and the fair value determined as of the date of your last unit grant. This reconciliation should describe significant intervening events within the company and changes in assumptions (e.g., illiquidity, minority, or lack of marketability discounts), weighting, and selection of valuation methodologies, if any.

Response:	Once the estimated price range becomes known, the Company will disclose in the Registration Statement the significant factors contributing to any difference between the fair value determined as of the date of the Company’s last unit grant and the midpoint of the estimated price range.

23.	Please tell us the names and prices of publicly traded securities of comparable companies used in each of your valuation analyses for units since January 1, 2012. In your response, please explain how they quantitatively impacted the calculation of market multiples used in your fair value analysis of underlying common stock for your option grants. In addition, confirm if the same set of comparables was used for establishing market multiples, volatility, and your discount rates.

Response:	As noted above, the Company has revised its stock-based compensation disclosure on pages 71 through 75 of the revised draft of the Registration Statement. In addition, and in response to the Staff’s comment, the Company respectfully advises the Staff as follows:

February 22, 2012 and May 17, 2012 Grants

The Company did not use the market approach in determining the fair value of the February and May 2012 grants for financial statement reporting purposes. As disclosed on page 73 of the revised draft of the Registration Statement, the Company relied on the enterprise value implied by the Sponsor Acquisition (as defined on page 7 of the draft of the revised Registration Statement), as adjusted for changes in cash and indebtedness between December 2011 and February 2012. In selecting the volatility factor to be applied to the equity allocation and lack of

Securities and Exchange Commission

Division of Corporation Finance

August 9, 2013

marketability discount, the following public company comparables were used: Constant Contact, Equinix, Interxion, NetSuite, Rackspace, Telecity Group, United Internet, VistaPrint and Web.com. The comparable companies’ volatilities were equally weighted.

November 7, 2012 Grants

For purposes of the November 7, 2012 grants, the following public company comparables were used: Constant Contact, Equinix, Interxion, NetSuite, Rackspace, Telecity Group, United Internet, VistaPrint and Web.com. The resulting market multiples were adjusted for differences in margin, growth and risk profile between the comparable companies and the Company. The comparables were equally weighted, and multiples were selected near the mean and median. The same set of comparables was used to determine the discount rate used in the discounted cash flow methodology, the multiples used in the market approach and the volatilities used in the equity allocation and lack of marketability discount. The comparable companies’ betas were both R2-weighted and market cap-weighted, while the comparable companies’ volatilities were equally weighted. The beta R2 represents the correlation between a company’s beta and the S&P 500 index – the higher the R2, the more meaningful the beta is at capturing the risk of a company relative to the overall market. The R2-weighted beta is an average beta where the companies with the most relevant betas are weighted more heavily. The market cap-weighted beta is an average beta where the largest companies are weighted more heavily. The average of those weighted betas was selected.

December 17, 2012 and January 8, 2013 Grants

The Company did not use the market approach in determining the fair value of the December 2012 and January 2013 grants for financial statement reporting purposes. As disclosed on page 74 of the revised draft of the Registration Statement, the Company relied on the enterprise value implied by the November 7, 2012 valuation, as adjusted for changes in cash and indebtedness between October 2012 and December 2012. In selecting the volatility factor to be applied to the equity allocation and lack of marketability discount, the following public company comparables were used: Constant Contact, Equinix, Interxion, NetSuite, Rackspace, Telecity Group, United Internet, VistaPrint and Web.com. The comparable companies’ volatilities were equally weighted.

Securities and Exchange Commission

Division of Corporation Finance

August 9, 2013

Results of Operations, page 74

24.	We note that your gross profit margin varied significantly during the periods presented. Revise to provide a discussion regarding these variances. Additionally, if there is a reasonable likelihood that historical gross profit margin is not indicative of future financial operating performance, please disclose the expected trend of future gross profit by segment. We refer you to Item 303 of Regulation S-K and our Release 33-8350.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 66, 78, 80 and 82 of the revised draft of the Registration Statement.

Liquidity and Capital Resources

Operating Activities, page 85

25.	We note that your discussion of cash flows from operating activities primarily recites the information seen on the face of your cash flow statement. Revise to disclose the underlying reasons for material changes in your operating assets and liabilities to better explain the variability in your cash flows. Ensure your disclosures specifically address the increase in deferred revenue. Please refer to the guidance of Section IV of SEC Release No. 33-8350.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 88 and 89 of the revised draft of the Registration Statement.

Business, page 90

26.	Tell us your consideration to provide a discussion of your backlog pursuant to the guidance in Item 101(c)(1)(viii) of Regulation S-K.

Response:	The Company respectfully advises the Staff that the Company does not have a backlog of unbilled orders. The Company’s services are generally sold in e-commerce transactions whereby customers immediately prepay via credit card or other immediate payment methods, such as PayPal. These prepayments for subscriptions and other services are treated as deferred revenue on the Company’s consolidated financial statements, and recognized over the subscription period or when the product or service is delivered. Therefore, the Company’s entire backlog of product and services ordered and not yet delivered is equal to the Company’s deferred revenue balance. The Company has added a discussion of backlog to page 91 of the revised draft of the Registration Statement.

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27.	Please tell us your consideration for including a discussion on material amounts spent research and development activities in each of the last three fiscal years. We refer you to Item 101(c)(1)(xi) of Regulation S-K.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 103 of the revised draft of the Registration Statement.

28.	We note your disclosure on page 94 that “[f]or the three months ended March 31, 2013, approximately 30% of our total billings were invoiced to subscribers located in foreign countries.” Please update your disclosure to provide the information required by Item 101(d) of Regulation S-K.

Response:	The Company does not currently tabulate revenue information by geography in producing its general-purpose financial statements. For the reasons described below, the Company considers it impracticable to provide revenue information by geography for the periods presented in the draft of the Registration Statement, and has so indicated on page 103 of the revised draft of the Registration Statement.

The Company considers it impracticable to provide revenue information by geography primarily for two reasons:

a.	Certain businesses acquired by the Company employed systems that did not easily permit the transfer of geographic data to the Company in a manner that allows the Company to calculate deferred revenue waterfalls across the subscriber base by geography.

b.	The Company groups transactions by date and transaction type to calculate deferred revenue. The Company’s revenue systems and processes are not currently capable of taking into account geographical information, particularly given the large number of transactions handled by these systems and processes.

Over time, the Company expects to be able to collect subscriber data by geography and implement system changes that permit the calculation of deferred revenue waterfalls by geography. The Company does, however,

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have sufficient geographic data across its subscriber base to accurately report billings data by geography, which it has done on page 103 of the draft of the Registration Statement.

29.	We note your discussion in the risk factor on page 27 regarding your reliance on an India-based service provider. Please expand your disclosure in the Business section, and throughout the prospectus as appropriate, to further describe and discuss this relationship. Provide us with your analysis as to why any agreement that you might have with this service provider is not required to be filed for purposes of Item 601(b)(10) of Regulation S-K.

Response:	The Company acknowledges the Staff’s comment and respectfully submits that it is not required to file its agreements with the India-based service provider because these agreements were entered into in the ordinary course of business and because the Company is not substantially dependent on these relationships.

The Company has agreements with two commonly owned companies, Diya Systems (Mangalore) Private Limited (“Diya”) and Glowtouch Technologies Pvt. Ltd. (“Glowtouch”), that provide the Company with a range of India-based outsourced support services, including customer and technical support services, billing support, compliance monitoring, domain registrar support network monitoring and engineering and development functions. Diya supports the Company’s U.S.-based operations and Glowtouch supports and operates the Company’s day-to-day HostGator India operations, which are focused on serving the Indian market.

U.S.-Based Operations

The activities performed by Diya in support of the Company’s U.S.-based operations are generally routine, easily documented tasks that are very similar to services performed by the Company’s existing U.S.-based personnel. As a result, these activities could be transitioned to the Company’s U.S. locations or to a new outsourced service provider without any material impact on the Company’s business in the event of a loss of, or disruption to, the Diya relationship. There are numerous providers of outsourced services such as those provided to the Company by Diya, both in India and elsewhere, and the Company therefore believes it can secure a new provider on comparable terms and on short notice if the need arises. Nevertheless, the Company’s agreement with Diya requires that Diya give

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the Company at least 12 months’ notice to terminate the relationship without cause, which provides it significant time to transition the services that Diya provides either to the Company’s U.S. locations or to a new outsourced service provider without any material impact on the Company’s business. A more detailed discussion of the services that Diya provides to the Company, and the considerations involved in transitioning them to the Company’s U.S. locations or to a new outsourced service provider, follows below.

Customer support. Diya employees currently provide the Company with technical, billing and general customer support, primarily via chat and email. The chat- and email-based customer support functions provided by Diya can be transferred to the Company’s U.S.-based centers in the event of a disruption of service at Diya, and in fact have been transferred in this manner several times without any material impact on the Company’s customers. The Company’s phone support, which is U.S.-based except in the case of its HostGator India and HostGator Brazil operations, is highly complementary to chat and email support, and the Company’s experience has been that customers will readily switch from chat or email to phone if chat or email is unavailable.

Billing, compliance and domain registrar support. Diya employees currently provide billing, compliance and domain registrar support for the Company. Diya personnel handling billing support perform routine billing tasks, including the processing of refunds and adjustments. Diya employees focused on compliance matters respond to reports of abusive practices (such as phishing or malware) originating from the websites the Company hosts, and employees focused on domain registrar matters handle activities that require access to the Company’s domain registrar systems, such as manual changes to the Company’s customers’ domains. The activities performed by Diya employees in each of these areas are routine. More complex matters are escalated to one of the Company’s U.S. locations. The Company can replace these Diya-provided functions with a new outsourced service provider, or transition these functions to the Company’s U.S. locations, without any material impact on its business if it becomes necessary to do so.

Engineering and development. Diya employees currently support the Company’s engineering and development activities. The engineering and development functions performed by Diya are focused primarily on

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routine quality assurance and software development matters. The Company believes it can transition the quality assurance activities performed by Diya to a third-party quality assurance firm without any material impact on its business. The Company successfully tested such a transition in the three months ended March 31, 2013 using an alternative, U.S.-based firm, at similar cost. The engineering development team at Diya focuses on smaller, non-critical parts of the Company’s platform, such as changes internal reports, messaging updates, and bug fixing. In the event it becomes unavailable to the Company, Diya’s work could be transferred to one of the Company’s multiple U.S. locations to employees already trained to perform the engineering and development functions provided by Diya or to another outsourcing firm without any material impact on the Company’s business. In fact, the Company already transitions work between Diya and the Company’s U.S. based employees from time to time.

Network operations. Diya employees currently support the Company’s network operations activities. The functions performed by Diya are focused on routine systems administration tasks, such as server monitoring and remote reboots. More complex tasks are escalated to one of the Company’s U.S. locations. As with engineering and development activities, the network operations functions performed by Diya personnel could be transferred to the Company’s U.S.-based network operations centers, which also have employees trained to perform systems administration tasks, or to another outsourced provider without any material impact on the Company’s business.

HostGator India

Glowtouch employees currently operate the Company’s HostGator India business on an outsourced basis, providing support, sales, engineering, systems and technical services focused on India-based customers. Because Glowtouch provides all of the Company’s HostGator India personnel, as well as HostGator India’s office space, telephone, electricity and bandwidth, a loss of or disruption to the Glowtouch-HostGator India relationship would have a greater impact on the Company’s HostGator India operations than a loss or disruption to the services that Diya provides to the Company’s U.S.-based operations. However, the effect on the Company’s overall business in the event of a disruption of the HostGator India relationship would not be material, since revenues attributable to HostGator India represent an insignificant portion of the Company’s overall revenues (less than 0.1% for the second quarter of 2013).

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The Company has revised the disclosure on pages 121 and 122 of the revised draft of the Registration Statement to more accurately reflect its relationships with Diya and Glowtouch.

As the Company’s business evolves, it will continue to monitor the Diya and Glowtouch relationships and evaluate their materiality under Item 601(b)(10) of Regulation S-K. At present, the Company respectfully submits for the reasons noted above that it is not substantially dependent on Diya or Glowtouch and is therefore not required to file its agreements with them as exhibits to the draft of the Registration Statement.

Related Party Transactions, page 116

30.	Please update your disclosure to include a description of the arrangement whereby Mr. Steven K Sydness, a director from October 2008 through June 2013, served as an executive advisor.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 124 of the revised draft of the Registration Statement.

Corporate Reorganization, page 122

31.	Here or elsewhere as appropriate, please consider providing an organizational chart outlining the corporate structure pre-reorganization and IPO and post-reorganization and IPO, showing the changes and outlining the percentages of ownership of the various parties.

Response:	The Company acknowledges the Staff’s comment and plans to include pre- and post-reorganization organizational charts in a subsequent submission or filing.

Principal and Selling Stockholders, page 123

32.	Numerous footnotes contain disclaimers of beneficial ownership. Beneficial ownership disclosure in this table is based on voting and/or investment power. See Instruction 2 to Item 403 of Regulation S-K and Exchange Act Rule 13d-3. To the extent that you retain these disclaimers, please provide us with a legal analysis supporting your belief that beneficial ownership disclaimers are proper outside of filings on Schedules 13D and 13G, and disclose who has voting and/or investment power over the disclaimed shares. Alternatively, delete the disclaimers.

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Response:	In response to the Staff’s comment, the Company has revised the disclosure in footnotes 1, 3, 4 and 5 on page 128 to disclose who has voting and/or investment power over the relevant shares. In addition, the Company has revised the disclosure in such footnotes to omit disclaimers of beneficial ownership while providing meaningful disclosure to shareholders regarding the intention of certain persons to disclaim beneficial ownership in their beneficial ownership filings.

33.	In footnote 2, please disclose the person or persons who have sole or shared voting and/or investment power over the securities owned by each legal entity. See Instruction 2 to Item 403 of Regulation S-K.

Response:	The GS Entities (as defined below) are eight private equity funds which are affiliated with Goldman, Sachs & Co., a subsidiary of The Goldman Sachs Group, Inc., a public company, as disclosed in the draft of the Registration Statement. The GS Entities have advised the Company that voting and investment decisions with respect to investments made by the GS Entities are made by the Merchant Banking Division Corporate Investment Committee of Goldman, Sachs & Co. (the “Investment Committee”). The Investment Committee is presently comprised of 18 managing and advisory directors of Goldman, Sachs & Co. or The Goldman Sachs Group, Inc., as well as eight additional advisory members, and the membership of the committee changes from time to time at the discretion of Goldman, Sachs & Co. as personnel shift their positions within or retire from Goldman Sachs or for other business reasons. The Company respectfully submits that a complete listing of each of the current members and advisory members of this committee would not be meaningful to investors, because decisions are made by Committee and the membership in such committee changes from time to time, and it has not included a listing in the revised draft of the Registration Statement. The GS Entities have also advised the Company that the description of beneficial ownership of the GS Entities is consistent with descriptions of their beneficial ownership in other registered public equity offerings, including those of Allied World Assurance Co. Holdings (File No. 333-132507), Dollar General Corporation (File No. 333-161464), LPL Investment Holdings Inc. (File No. 333-167325) and Nalco Holding Company (File No. 333-118583).

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34.	Please confirm that none of the selling shareholders is a broker-dealer. To the extent any of the selling shareholders are affiliates of broker-dealers, please identify them as such in the selling shareholder table and disclose whether each such affiliate acquired its shares in the ordinary course of business and whether at the time of the acquisition it had any plans or proposals, directly or with any other person, to distribute the shares.

Response:	The Company advises the Staff that, based on representations made to the Company by the anticipated selling stockholders: (a) none of the anticipated selling stockholders is a broker-dealer and (b) eight of the anticipated selling stockholders (GS Capital Partners VI Fund, L.P., GS Capital Partners VI Offshore Fund, L.P., GS Capital Partners VI Parallel, L.P., GS Capital Partners VI GmbH & Co. KG, Bridge Street 2011, L.P., Bridge Street 2011 Offshore, L.P., MBD 2011, L.P. and MBD 2011 Offshore, L.P. (collectively the “GS Entities”)) are affiliates of Goldman, Sachs & Co., which is an investment manager for certain of the GS Entities and a broker-dealer.

Each of Warburg Pincus Private Equity X, L.P., Warburg Pincus X Partners, L.P. and WP Expedition Co-Invest L.P. (collectively the “WP Entities”) and each of the GS Entities has represented to the Company that (a) it acquired its securities as investments, (b) it purchased the securities to be sold in the offering in the ordinary course of business, and (c) at the time of purchase, it had no plans or proposals to distribute the securities.

In response to the Staff’s comment, the Company has revised the disclosure in footnotes 1 and 2 on page 128 of the revised draft of the Registration Statement.

Where You Can Find More Information, page 143

35.	We note your disclosure that “[s]tatements contained in this prospectus regarding the contents of any contract or any other document that is filed as an exhibit to the registration statement are not necessarily complete, and each such statement is qualified in all respects by reference to the full text of such contract or other document filed as an exhibit to the registration statement.” As you are responsible for the accuracy of the information in the filing, this type of qualification is inappropriate. Please revise and please ensure that any agreements discussed in the disclosure are described in a materially complete manner. Additionally, please remove similar qualifications from your discussions under “Description of Indebtedness” on page 124 and “Related Person Transactions-Registration Rights Agreement” on page 119.

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Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 123, 131 and 147 of the revised draft of the Registration Statement to eliminate all references to the possibility that the disclosure is not materially complete.

Consolidated Financial Statements of Endurance International Group Holdings, Inc.

Note 1. Nature of Business

Sponsor Acquisition-December 22, 2011, Page F-9

36.	Clarify your statement that “prior to the reorganization, the company reported its financial results at the EIG Investors company level as presented in the Predecessor periods.” Revise to explicitly disclose who you have determined is the predecessor. You also determined that the company is essentially “the same” as EIG Investors and retroactive presentation of the reorganization includes equity activity of EIG Investors. Please tell us the authoritative accounting basis for reporting the equity activity of EIG Investors in the predecessor periods.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page F-9 of the revised draft of the Registration Statement to clarify that EIG Investors Corp., a Delaware corporation (“EIG Investors”), is the predecessor. As disclosed in Note 1 on page F-9, the reorganization was retroactively applied to the Group’s consolidated financial statements as if it had been effective on December 22, 2011, and therefore was not reflected in the predecessor periods. The Company considered the guidance of ASC 250, which requires that a change in the reporting entity or the consummation of a transaction accounted for in a manner similar to a pooling of interests, i.e., a reorganization of entities under common control, be retrospectively applied to the financial statements for all prior periods when the financial statements are issued for a period that includes the date the change in reporting entity or the transaction occurred. Additionally, as disclosed on page F-9, because the Company’s equity structure was the same in relation to the number of shares issued and par value of the shares of EIG Investors, the reorganization included the equity activity of EIG Investors. The reorganization was effective as of the date of the Sponsor Acquisition and was not reflected in the predecessor periods. The reorganization was only reflected in the successor period as the Company was newly-formed as of the date of the Sponsor Acquisition. Accordingly, since the reorganization was not reflected in the predecessor period, the presentation of the predecessor period included the equity activity of EIG Investors.

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37.	Explain the relationship of Accel-KKR to the formation of WP Expedition Topco L.P. or affiliated entities.

Response:	Summary

Prior to the Sponsor Acquisition, in December 2011, Accel-KKR and certain of its affiliated entities had a controlling interest in the Company. At or prior to the Sponsor Acquisition, Warburg Pincus formed WP Expedition Topco LLC, a Delaware limited liability company (“Topco LLC”), for purposes of becoming a holding company for the Company. Topco LLC converted into WP Expedition Topco in November 2012.

Detailed Background

Prior to the Sponsor Acquisition, (a) Accel-KKR and certain of its affiliated entities held a controlling interest in Endurance International Group Holdings, LLC, a Delaware limited liability company (“EIGH LLC”), (b) EIGH LLC was the ultimate parent of EIG Investors, and (c) The Endurance International Group, Inc., a Delaware corporation (“EIG”), was a direct wholly-owned subsidiary of EIG Investors.

On December 22, 2011, in connection with the Sponsor Acquisition, (a) WP Expedition Merger Sub, Inc., a wholly-owned subsidiary of WP Expedition Holdings LLC, a Delaware limited liability company (“Holdings LLC”), merged with and into EIG Investors, with EIG Investors remaining as the surviving entity, (b) EIG Investors declared a dividend, in the form of 150,000 shares of its redeemable series E preferred stock, payable to EIGH LLC by virtue of its holdings of EIG Investors common stock, (c) each of the 1,000 issued and outstanding shares of WP Expedition Merger Sub, Inc. having been converted, pursuant to the merger agreement, became one share of common stock of EIG Investors and (d) EIGH LLC contributed 150,000 shares of series E preferred stock to Holdings LLC in exchange for 150,000 series E membership interest in Holdings LLC.

Prior to the Sponsor Acquisition, Holdings LLC was a direct wholly-owned subsidiary of WP Expedition Midco LLC, a Delaware limited liability company (“Midco LLC”), and was an indirect wholly-owned subsidiary of Topco LLC.

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On November 7, 2012, Holdings LLC, Topco LLC and Midco LLC were reorganized as WP Expedition Holdings, L.P., a Delaware limited partnership (“Holdings LP”), WP Expedition Topco and WP Expedition Midco L.P., a Delaware limited partnership (“WP Expedition Midco”), respectively.

On June 25, 2013, Holdings LP converted into a Delaware corporation and changed its name to Endurance International Group Holdings, Inc., which is the issuer in the proposed offering and is referred to as the “Company.” Pursuant to a Corporate Reorganization that will be completed concurrently with, or prior to, the completion of the proposed offering, it is expected that WP Expedition Topco (and its subsidiary, WP Expedition Midco, the direct owner of the Company) will dissolve and in liquidation will distribute the shares of the Company’s common stock to its partners in accordance with the limited partnership agreement of WP Expedition Topco.

Note 2. Summary of Significant Accounting Policies

Revenue Recognition, page F-14

38.	We note that you recognize revenue for the sale of domain names either once sold to a subscriber if the domain was purchased from a third-party provider or ratably over the subscriber’s service period where the company is the domain registrar. Revise to disclose why there is a difference in revenue recognition based on the domain registrar.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page F-14 of the revised draft of the Registration Statement.

39.	You disclose that you recognize revenue from non-term based applications and services, such as online security products, professional technical services, website design and search engine optimization services, referral fees and commissions. Please describe the nature of your online security products (i.e., do they consist of software, hardware, or services?) and also describe how you earn referral fees and commissions. In your response, please provide us for the revenue recognized for each of these services for each period presented to the extent the revenue earned from these applications and services were material.

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Response:	The Company’s revenues from non-term based applications and services, including online security products, professional technical services, website design, search engine optimization services and referral fees and commissions, have not comprised a significant portion of consolidated revenues. For the periods presented in the Company’s consolidated statements of operations included in the draft of the Registration Statement, the aggregate revenues from such non-term based applications and services has ranged from 5-7% of total revenues. The most significant of these product and service offerings are security products, which accounted for approximately 2-3% of total revenues for each of the periods presented.

The Company purchases various security services from third parties, and resells them to its subscribers for a fee that is non-refundable. The security services include third-party software tools that protect subscriber websites from viruses and other threats and provide for encryption of data collected on subscriber websites. The ongoing service obligations related to these products are the responsibility of the third party. The Company recognizes revenue when the subscriber is billed since there are no remaining obligations of the Company once the sale to the subscriber occurs.

The Company has a limited number of arrangements with third parties whereby the third party is given access to the Company’s subscribers for the purpose of selling products and services. The Company earns referral fees or commissions when these third parties sell their products or services to the Company’s subscribers.

40.	You disclose on page 61 that your subscriber acquisition channels include resellers, strategic partners, and a network of referral sources. Revise to disclose your revenue recognition policy as it relates to your resellers.

Response:	The products and services offered to resellers are the same as those offered to the Company’s non-reseller customers. For this reason, the Company considers each reseller to be a customer and applies the same revenue recognition policy to resellers as it applies to customers that are not resellers. In response to the Staff’s comment, the Company has revised the disclosure on pages 68 and F-16 of the revised draft of the Registration Statement.

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Note 3. Acquisitions, page F-17

41.	You disclose that you accounted for the Sponsor Acquisition as a business combination. Please revise to clearly disclose that you applied push-down accounting for this transaction. Additionally, revise to disclose the voting interest acquired by Warburg Pincus and Goldman Sachs and explain how you accounted for the remaining noncontrolling interest.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page F-21 of the revised draft of the Registration Statement.

42.	You disclose on page F-9 that EIG Investors issued 150,000 shares of its series E preferred stock to an entity owned by Accel-KKR, the prior private equity sponsor, in return for $150.0 million of financing. Please explain why this was included in the purchase price consideration by Holdings LLC when it appears to have been issued by EIG Investors. In addition, please explain why the EIG Investors equity is presented in the consolidated shareholders’ equity along with the 1,000 shares of the subsidiary’s common stock. In your response, please identify the accounting guidance you considered in recording this amount.

Response:	Immediately prior to the closing of the Sponsor Acquisition on December 22, 2011, EIG Investors declared a dividend, in the form of 150,000 shares of its redeemable series E preferred stock, payable to EIGH LLC (the prior parent and equity sponsor) by virtue of its holdings of EIG Investors common stock. The aggregate liquidation preference of such series E preferred stock was $150.0 million. At the closing of the Sponsor Acquisition, EIGH LLC contributed the shares of series E preferred stock to Holdings LLC in exchange for series E membership interests in Holdings LLC (with the terms of the series E membership interests being substantially equivalent to those of the series E preferred stock). The purpose of the issuance of the series E preferred stock and the subsequent exchange was to fund a portion of the Sponsor Acquisition, in that the shares facilitated a delayed payment to EIGH LLC.

As such, the new direct parent company to EIG Investors, or Holdings LLC, agreed in the merger agreement that EIG Investors would issue 150,000 shares of series E preferred stock with a fair value of $150.0 million. The $150.0 million of purchase consideration in exchange for the series E preferred stock was included in the purchase consideration as it

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was equity that was issued by EIG Investors directly in connection with the Sponsor Acquisition and issued to stockholders in EIGH LLC. In accounting for the issuance of the shares of series E preferred stock, the Company considered the guidance set forth in Accounting Standards Codification No. 805, Business Combinations, which calls for consideration transferred in a business combination to be measured at fair value and to be calculated as the sum of the acquisition-date fair values of the assets transferred by the acquirer, the liabilities incurred by the acquirer to former owners of the acquiree, and the equity interests issued by the acquirer, which includes preferred equity interests.

In addition, the Company advises the Staff that it has revised the disclosure in Note 1 on page F-9 of the revised draft of the Registration Statement.

43.	Describe further the nature of the $55.1 million deemed capital contribution for roll-over stock holders included in purchase consideration and identify the stock holders making the contribution. In your response, please identify the accounting guidance you considered in recording this amount.

Response:	Prior to the Sponsor Acquisition, in addition to the majority stockholder Accel-KKR, stockholders of EIG Investors included senior employee executives and others. In connection with the Sponsor Acquisition, certain of these stockholders were permitted to elect, and in fact elected, to roll over a portion of their proceeds for equity issued by the acquirer in lieu of receiving cash. The $55.1 million deemed capital contribution represents the amount of the proceeds received in equity in connection with the sale of the equity that such former stockholders held prior to the Sponsor Acquisition. The Company considered the guidance set forth in Accounting Standards Codification No. 805, Business Combinations, which calls for consideration transferred in a business combination to be measured at fair value and to be calculated as the sum of the acquisition-date fair values of the assets transferred by the acquirer, the liabilities incurred by the acquirer to former owners of the acquiree, and the equity interests issued by the acquirer, which includes preferred equity interests. Therefore, the equity interests issued by the acquirer to the rollover stockholders were considered purchase consideration in the Sponsor Acquisition.

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44.	Revise to disclose the revenue and earnings for your acquisitions completed in fiscal 2011 and 2012, since their acquisition dates, included in the consolidated income statement for the reporting period pursuant to ASC 805-10-50-2-h-1.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages F-17 and F-18 of the revised draft of the Registration Statement to disclose revenue related to the Company’s 2011 and 2012 acquisitions. The Company has omitted earnings information related to its acquisitions as it does not separately track earnings from each of its acquisitions that would provide meaningful disclosure. The Company considers that it would be impracticable to compile such information on an acquisition-by-acquisition basis since activities of integration and use of shared costs and services across the Company’s business are not allocated to each acquisition and are not managed to provide separate identifiable earnings from the dates of acquisition.

Note 8. Notes Payable, page F-28

45.	Revise to clarify which loan(s) the April 2012 Term Loan, the July Financing Amendment, and the November Financing Amendment modified. In your response, provide us with the balances of the loan(s) that were/(was) modified at the time of the modification for each of the April 2012 Term Loan and the July Financing Amendment. Additionally, provide us with your calculations to determine that modification accounting was required for the April 2012 Term Loan and the July Financing Amendment pursuant to ASC 470-50-40-10.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages F-30 and F-31 of the revised draft of the Registration Statement. The Company is supplementally providing its calculations regarding modification accounting to the Staff.

Note 9. Stockholders’ Equity

Voting Rights, page F-33

46.	Revise to disclose the identity of the “prior parent.” In addition, revise your disclosure to clarify what is meant in terms of the periods and nature of the prior parent’s sole authority.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page F-34 of the revised draft of the Registration Statement.

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Note 13 Commitments and Contingencies

Contingencies, page F-39

47.	If there is a reasonable possibility that a loss exceeding amounts already recognized may have been incurred and the amount of that additional loss would be material you must either disclose the estimated additional loss, or state that such an estimate cannot be made. Please tell us whether you believe that it is reasonably possible that additional losses would be material and, if so, how your disclosures comply with paragraphs 3 through 5 of ASC 450-20-50 and SAB Topic 5Y.

Response:	The Company evaluates whether there is at least a reasonable possibility that a material loss, or a material loss in excess of a recorded accrual for a loss contingency, may have been incurred to determine if disclosure is required pursuant to paragraphs 3 through 5 of ASC 450-20-50 and SAB Topic 5Y.

For the periods presented in the draft of the Registration Statement, the Company assessed the status of current legal proceedings and management’s analysis of legal proceedings and claims and concluded that there was not a reasonable possibility that the Company may incur a material loss, or a material loss in excess of a recorded accrual, with respect to loss contingencies, requiring disclosure under paragraphs 3 through 5 of ASC 450-20-50 and SAB Topic 5Y.

In concluding that disclosure was not required for a loss contingency, management considered the factors described in paragraph 12 of ASC 450-20-55, including the nature of the alleged claims and damages asserted in, and the availability of defenses for, pending or threatened litigation for each period presented. The Company evaluates all relevant quantitative and qualitative criteria to determine if a loss contingency related to pending or threatened litigation matter may be material to the Company’s consolidated financial statements.

From a quantitative standpoint, the Company considers the potential impact of the litigation and its resolution in relation to the Company’s consolidated financial statements. From a qualitative standpoint, the Company considers the potential impact of the litigation and its resolution in relation to various factors. Accordingly, based on all of the Company’s quantitative and qualitative materiality assessments and the other factors described above, the Company has concluded there is no pending or threatened litigation which, individually or in the aggregate, has at least a reasonable possibility that a material loss or an additional material loss may be incurred, and which would necessitate disclosure in the Company’s consolidated financial statements pursuant to paragraphs 3 through 5 of ASC 450-20-55 and SAB Topic 5Y.

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Hostgator.com LLC and Affiliates

Note 9. Employee Benefit Plan and Transaction Bonus, page F-56

48.	Please tell us who the employees are that earned the transaction bonus of $19,900,000 included in accrued expenses as of July 12, 2012 and what ownership interests they have, if any, in the consolidated entities. Describe the terms and conditions associated with the bonus.

Response:	In response to the Staff’s request, the Company is providing to the Staff on a supplemental basis documentation identifying the individuals who received a portion of the transaction bonus of $19,900,000, including the ownership interest, if any, held by such individuals in the consolidated entities and the terms and conditions associated with such bonus.

The Company advises the Staff that the $19,900,000 transaction bonus included in accrued expenses as of July 12, 2012 was the first installment of an aggregate transaction bonus of $24,804,500 that was awarded to certain continuing employees of HostGator.com, LLC in connection with the Company’s acquisition of HostGator. The purposes of the bonus were to provide incentives to these employees to continue their employment with HostGator following the acquisition, to reward their efforts in connection with the sale of HostGator to the Company, and to serve as consideration for general releases of claims and agreements to covenants in favor of HostGator and its affiliates related to confidential information, non-solicitation of employees, non-disparagement and in specified cases, non-competition. The transaction bonuses for all employees receiving a bonus of $5,000 or less, as well as for one additional employee in the amount of $5,000,000, were paid upon the closing of the acquisition. The transaction bonuses for the remaining employees were subject to vesting in three installments, with 75% of each individual’s total bonus vesting on the closing date (which were included in the $19,900,000 transaction bonus), 15% vesting on the first anniversary of the closing date and the remaining 10% vesting 18 months after the closing date. The 15% and 10% bonus payments payable on the first and 18-month anniversaries of the closing date, respectively, are recorded as compensation expense over the vesting term. Payments of bonus installments are required to be made in cash no later than 15 business days of the vesting date. In order to receive a particular transaction bonus installment, an employee must be employed with HostGator or an affiliate through the vesting date applicable to that installment. Employees who are terminated without cause or as a result of death or disability before the vesting of an installment are entitled to receive the remaining unpaid amount of their respective bonuses.

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Securities and Exchange Commission

Division of Corporation Finance

August 9, 2013

If you have any further questions or comments, or if you require any additional information, please contact the undersigned at (617) 526-6421 or David A. Westenberg at (617) 526-6626. Thank you for your assistance.

Very truly yours,

/s/ Jason L. Kropp

Jason L. Kropp

cc:	David A. Westenberg, WilmerHale

Lara F. Mataac, Endurance International Group Holdings, Inc.

David C. Bryson, Endurance International Group Holdings, Inc.